STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series A Warrants	Series C Warrant	Preferred Stock, Shares	Preferred Stock, Shares Series A Warrants	Preferred Stock, Shares Series C Warrant	Preferred Stock, Shares Class C Warrant	Common Stock, Shares	Common Stock, Shares Series A Warrants	Common Stock, Shares Series C Warrant	Common Stock, Shares Series A and B Warrants	Common Stock, Shares Class C Warrant	Additional Paid-In Capital	Additional Paid-In Capital Series A Warrants	Additional Paid-In Capital Series C Warrant	Additional Paid-In Capital Series A and B Warrants	Additional Paid-In Capital Class C Warrant	Accumulated Deficit
Beginning balance, value at Dec. 31, 2013	$ (32,543,420)												$ 9,733,458					$ (42,276,878)
Beginning balance, shares at Dec. 31, 2013								1,926
Issuance of stock and warrants	6,375,837							$ 2					6,375,835
Issuance of stock and warrants (in shares)								19,167
Exercise of common stock warrants	31,600												31,600
Exercise of common stock warrants (in shares)								2,634
Employee stock option expense	297,244												297,244
Conversion of preferred stock into common stock	41,135,411							$ 6					41,135,405
Conversion of preferred stock into common stock, shares								61,050
Derivative liability on warrants issued and exercised	(1,602,467)												(1,602,467)
Modification of warrants	25,063												25,063
Net loss for the year	(21,727,818)																	(21,727,818)
Ending balance, value at Dec. 31, 2014	(8,008,550)							$ 8					55,996,138					(64,004,696)
Ending balance, shares at Dec. 31, 2014								84,777
Issuance of stock and warrants	57,213			$ 2,724									54,489
Issuance of stock and warrants (in shares)				2,724,000				0
Exercise of common stock warrants		$ 2,252,020	$ 979,200						$ 2					$ 2,252,018	$ 979,200
Cash exercise of unit purchase option	162,250			$ 15									162,235
Exercise of common stock warrants (in shares)					0	0			17,917	6,400
Cash exercise of unit purchase option(in shares)				14,750				0
Cashless exercise of warrants											$ 1	$ 1,010				$ (1)	$ (1,010)
Cashless exercise of warrants (in shares)							0				9,220	10,095,399
Employee stock option expense	110,124												110,124
Conversion of preferred stock into common stock				$ (2,651)				$ 18					2,633
Conversion of preferred stock into common stock, shares				(2,650,403)				176,695
Derivative liability on warrants issued and exercised	39,151,949												39,151,949
Net loss for the year	(57,899,169)																	(57,899,169)
Ending balance, value at Dec. 31, 2015	$ (23,194,963)			$ 88				$ 1,039					$ 98,707,775					$ 121,903,865
Ending balance, shares at Dec. 31, 2015				88,347				10,390,408